Related Party Balances and Transactions (Tables)	12 Months Ended
Dec. 31, 2023
Related Party Balances and Transactions [Abstract]
Schedule of Related Party Balances	The related parties that had transactions or balances with the Company in 2023 and 2022 consisted of:
Related Parties	Relationship with the Company
Guangzhou Tiancheng Capital Management Group Co., Ltd. (“Tiancheng Capital”)	The former shareholder of Tiancheng Jinhui from June 18, 2020 to June 30, 2022. And as of December 31, 2023, Mr. Ruilin Xu still holds 48.62% equity interest in Guangzhou Tiancheng Capital Management Group Co., Ltd. (“Tiancheng Capital”). The Company provided advisory and transaction services for Tiancheng Capital.

Mr. Ruilin Xu	The Company’s Chief Executive Officer and director, paid certain professional fees or salaries on behalf of the company.

Mr. Siqi Cao	The Company’s director, paid certain professional fees on behalf of the Company.

Shenzhen CIC Consulting Co., Ltd.	Mr. Zhiliang Hu holds 30% equity interest in Shenzhen Zhongtou Business Consulting Co., Ltd.

Shenzhen Zhongtou Shunshi Investment Management Co.,Ltd.	Mr. Zhiliang Hu holds 50% equity interest in Shenzhen Zhongtou Shunshi Investment Management Co.,Ltd.

Shenzhen Qianhai Jingwei Wisdom Investment Consultant Co.,Ltd.	Both Mr. Zhiliang Hu and Ms. Xiaohuang Hong each hold a 50% equity interest in Shenzhen Zhongtou Big Data Technology Co., Ltd. Additionally, Ms. Xiaohuang Hong holds a 50% equity interest in Shenzhen Qianhai Jingwei Wisdom Investment Consultant Co., Ltd.

Shenzhen Zhongtou Industrial Planning & Consulting Co.,Ltd.	Mr. Zhiliang Hu holds 50% equity interest in Shenzhen Zhongtou Industrial Planning & Consulting Co.

Shenzhen Zhongtou Big Data Technology Co.,Ltd.	Both Mr. Zhiliang Hu and Ms. Xiaohuang Hong each hold a 50% equity interest in Shenzhen Zhongtou Big Data Technology Co., Ltd.

Ms. Li Qian	Ms. Li Qian is the spouse of Mr. Zhiliang Hu.

Shenzhen Zhongtou Industrial Treasure Network Co.,Ltd.	Mr. Zhiliang Hu holds 50% equity interest in Shenzhen Zhongtou Industrial Treasure Network Co.

Mr. Zhiliang Hu	Mr. Zhiliang Hu holds 50% equity interest in Shenzhen Zhongtou Shunshi Investment Management Co., Ltd.

Infinity worldwide holding.,Ltd.	Infinity worldwide holding., Ltd is the shareholders of the company and holds 2.847% interest rights.

Shaanxi Tiancheng Jinhui Investment Co., Ltd. (Formally known as “Shaanxi Tiancheng Enterprise Management Consulting Co., Ltd.”)	Shaanxi Tiancheng Jinhui Investment Co., Ltd. is one of the Company’s suppliers, and Tiancheng Capital holds 52% equity interest in the party until December 8, 2021.

Guangzhou Tianyi Technology Co., Ltd. (Formally known as “Tiancheng New Retail Investment Holding (Guangdong) Co., Ltd.”)	Guangzhou Tianyi Technology Co., Ltd. is one of the Company’s suppliers, and Tiancheng Capital holds 51% equity interest in the party since March 3, 2020.

Schedule of Related Party Balances	1) Related party balances
	December 31, 2023	December 31, 2022
Accounts payable-related party
Guangzhou Tiancheng Capital Management Group Co., Ltd.	$146,903	$-
	$146,903	$-

Due from related parties *
Shenzhen CIC Consulting Co., Ltd.	$502,314	$-
Shenzhen Zhongtou Shunshi Investment Management Co.	357,967	-
Shenzhen Qianhai Jingwei Wisdom Investment Consultant Co.	29,958	-
Shenzhen Zhongtou Industrial Planning & Consulting Co.	101,692	-
Shenzhen Zhongtou Big Data Technology Co.	25,606	-
Ms. Li Qian	12,253	-
Shenzhen Zhongtou Industrial Treasure Network Co.	86,973	-
Mr. Zhiliang Hu	2,336	-
	$1,119,099	$-

Due to related parties *
Mr. Ruilin Xu (the Company’s Chief Executive Officer)	$29,719	$30,592
Mr. Siqi Cao (the Company’s Director)	-	1,098,413
Infinity worldwide holding ltd	120,674	-
Shenzhen Qianhai Jingwei Wisdom Investment Consultant Co.	2,817	-
Shenzhen Zhongtou Industrial Planning & Consulting Co.	10,578	-
Shenzhen Zhongtou Industrial Treasure Network Co.	25,775	-
Ms. Li Qian	24,226	-
	$213,789	$1,129,005
*	The above balances are due on demand, interest-free and unsecured. The Company used the funds for its operations.

Schedule of Related Party Balances	For the years ended December 31, 2023, 2022 and 2021
Name of related parties	December 31, 2023	December 31, 2022	December 31, 2021
Revenues
Guangzhou Tiancheng Capital Management Group Co., Ltd.	$612,863	$-	$1,025,937
	612,863	$-	$1,025,937

Cost of revenues
Tiancheng New Retail Investment Holding (Guangdong) Co., Ltd.	$-	$-	$1,289
Shaanxi Tiancheng Enterprise Management Consulting Co., Ltd.	-	-	1,257
Guangzhou Tiancheng Capital Management Group Co., Ltd.	147,298	-	-
	$147,298	$-	$2,546

Selling expense
Tiancheng New Retail Investment Holding (Guangdong) Co., Ltd.	$-	$-	$1,302

Interest income
Guangzhou Tiancheng Capital Management Group Co., Ltd.	$-	$-	$4,767